CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net (Loss) income	$ 21	$ (14)	$ (688)	$ 5,500
Loss (income) from discontinued operations, net of tax	13	37	84	(626)
(Loss) income from continuing operations	34	23	(604)	4,874
Adjustments to reconcile net (loss) income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	650	776	2,894	3,438
Stock-based compensation expense		12	49	92
Rent expense in excess of cash paid	24	55	168	308
Rent revenue in excess of cash received	(901)	(283)	(979)	(1,424)
Amortization of deferred financing costs, debt discounts and premiums	33	33	128	198
Loss on debt extinguishment				2,458
Gain on disposal of assets				(7,141)
Provision (recovery) for doubtful accounts	40	(2)	925	(281)
Changes in operating assets and liabilities:
Accounts receivable	583	(443)	(1,084)	465
Prepaid expenses and other assets	128	(57)	660	400
Accounts payable and accrued expenses	1,740	(7)	13	(339)
Other liabilities	77	163	281
Net cash provided by operating activities—continuing operations	2,408	270	2,451	3,048
Net cash used in operating activities—discontinued operations	(58)	(405)	(1,156)	(652)
Net cash provided by operating activities	2,350	(135)	1,295	2,396
Cash flow from investing activities:
Proceeds from disposal of lease assets, net				1,192
Proceeds from the sale of property and equipment, net				2,687
Purchase of property and equipment	(33)	(157)	(450)	(58)
Net cash (used in) provided by investing activities—continuing operations	(33)	(157)	(450)	3,821
Net cash (used in) provided by investing activities	(33)	(157)	(450)	3,821
Cash flows from financing activities:
Proceeds from debt issuance			229
Repayment on notes payable	(622)	(436)	(1,504)	(3,036)
Repayment on bonds payable			(116)	(344)
Debt extinguishment, forbearance and issuance costs, net of refunds				(1,251)
Net cash used in financing activities—continuing operations	(622)	(436)	(1,391)	(4,631)
Net cash used in financing activities—discontinued operations				(34)
Net cash used in financing activities	(622)	(436)	(1,391)	(4,665)
Net change in cash and restricted cash	1,695	(728)	(546)	1,552
Cash and restricted cash at beginning of period	7,492	8,038	8,038	6,486
Cash and restricted cash at end of period	9,187	7,310	7,492	8,038
Supplemental Disclosure of Cash Flow Information:
Cash interest paid	741	689	2,447	4,809
Supplemental disclosure of non-cash Activities:
Non-cash payments of short-term debt				(24,637)
Non-cash debt extinguishment, issuance costs and prepayment penalties				(1,036)
Non-cash surrender of security deposit				(140)
Net payments through escrow				(25,813)
Non-cash proceeds from sale of property and equipment				25,813
Non-cash settlement of Peach Line (notes receivable)			350
Capture of security deposit and other payables			202
Non-cash proceeds from vendor-financed insurance			$ 339	250
Non-cash proceeds from finance lease to purchase fixed assets				$ 26
Vendor-financed insurance	$ 636	$ 27